UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number         811-06379

        Nuveen Insured Municipal Opportunity Fund, Inc.
(Exact name of registrant as specified in charter)

Nuveen Investments
        333 West Wacker Drive, Chicago, Illinois 60606
(Address of principal executive offices) (Zip code)

Kevin J. McCarthy Vice President and Secretary
        333 West Wacker Drive, Chicago, Illinois 60606
(Name and address of agent for service)

Registrant's telephone number, including area code:         312-917-7700

Date of fiscal year end:            10/31

Date of reporting period:         1/31/08

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments

	Portfolio of Investments (Unaudited)
	Nuveen Insured Municipal Opportunity Fund, Inc. (NIO)
	January 31, 2008
Principal		Optional Call
Amount (000)	Description (1)	Provisions (2)	Ratings (3)	Value

	Alabama – 11.2% (7.0% of Total Investments)
$ 10,500	Birmingham Waterworks and Sewerage Board, Alabama, Water and Sewerage Revenue Bonds,	1/17 at 100.00	AAA	$10,059,525
	Series 2007A, 4.500%, 1/01/43 – AMBAC Insured (UB)
11,175	Hoover Board of Education, Alabama, Capital Outlay Tax Anticipation Warrants, Series 2001,	2/11 at 100.00	AAA	11,661,783
	5.250%, 2/15/22 – MBIA Insured
	Jefferson County, Alabama, Sewer Revenue Capital Improvement Warrants, Series 1999A:
10,815	5.000%, 2/01/33 (Pre-refunded 2/01/09) – FGIC Insured	2/09 at 101.00	Aaa	11,226,619
9,790	5.000%, 2/01/33 (Pre-refunded 2/01/09) – FGIC Insured	2/09 at 101.00	Aaa	10,169,558
29,860	5.750%, 2/01/38 (Pre-refunded 2/01/09) – FGIC Insured	2/09 at 101.00	AAA	31,238,338
2,500	Jefferson County, Alabama, Sewer Revenue Capital Improvement Warrants, Series 2002B, 5.125%,	8/12 at 100.00	AAA	2,762,300
	2/01/42 (Pre-refunded 8/01/12) – FGIC Insured
	Jefferson County, Alabama, Sewer Revenue Capital Improvement Warrants, Series 2002D:
425	5.000%, 2/01/38 (Pre-refunded 8/01/12) – FGIC Insured	8/12 at 100.00	AAA	466,404
14,800	5.000%, 2/01/42 (Pre-refunded 8/01/12) – FGIC Insured	8/12 at 100.00	AAA	16,274,820
18,760	Jefferson County, Alabama, Sewer Revenue Capitol Improvement Warrants, Series 2001A, 5.000%,	2/11 at 101.00	AAA	20,286,126
	2/01/41 (Pre-refunded 2/01/11) – FGIC Insured
10,195	Jefferson County, Alabama, Sewer Revenue Refunding Warrants, Series 1997A, 5.375%, 2/01/27 –	2/08 at 100.00	AAA	10,208,559
	FGIC Insured
5,240	Jefferson County, Alabama, Sewer Revenue Refunding Warrants, Series 2003B, 5.000%, 2/01/41	2/11 at 101.00	AAA	5,675,811
	(Pre-refunded 2/01/11) – FGIC Insured
6,000	University of Alabama, Tuscaloosa, General Revenue Bonds, Series 2004A, 5.000%, 7/01/29 –	7/14 at 100.00	AAA	6,130,140
	MBIA Insured

130,060	Total Alabama			136,159,983

	Alaska – 1.4% (0.9% of Total Investments)
2,745	Alaska Housing Finance Corporation, Collateralized Veterans Mortgage Program Bonds, First	12/09 at 100.00	AAA	2,797,539
	Series 1999A-1, 6.150%, 6/01/39
11,245	Alaska Housing Finance Corporation, General Mortgage Revenue Bonds, Series 1999A, 6.050%,	6/09 at 100.00	AAA	11,386,912
	6/01/39 – MBIA Insured
3,000	Alaska Student Loan Corporation, Student Loan Revenue Bonds, Series 1998A, 5.250%, 7/01/14 –	7/08 at 100.00	AAA	3,021,360
	AMBAC Insured (Alternative Minimum Tax)

16,990	Total Alaska			17,205,811

	Arizona – 2.5% (1.6% of Total Investments)
	Arizona State University, Certificates of Participation, Resh Infrastructure Projects,
	Series 2005A:
2,000	5.000%, 9/01/25 – AMBAC Insured	3/15 at 100.00	AAA	2,069,200
2,000	5.000%, 9/01/27 – AMBAC Insured	3/15 at 100.00	AAA	2,053,300
1,000	Arizona State University, System Revenue Bonds, Series 2005, 5.000%, 7/01/27 – AMBAC Insured	7/15 at 100.00	AAA	1,037,260
1,000	Maricopa County Union High School District 210, Phoenix, Arizona, General Obligation Bonds,	7/14 at 100.00	AAA	1,123,060
	Series 2004A, 5.000%, 7/01/22 (Pre-refunded 7/01/14) – FSA Insured
6,940	Mesa, Arizona, Utility System Revenue Bonds, Reset Option Longs, Series 11032-11034, 7.849%,	7/17 at 100.00	Aaa	6,228,789
	7/01/31 – FSA Insured (IF)
1,150	Phoenix Civic Improvement Corporation, Arizona, Junior Lien Wastewater System Revenue Bonds,	7/14 at 100.00	AAA	1,185,903
	Series 2004, 5.000%, 7/01/27 – MBIA Insured
13,490	Phoenix Civic Improvement Corporation, Arizona, Junior Lien Water System Revenue Bonds, Series	7/15 at 100.00	AAA	13,824,147
	2005, 4.750%, 7/01/25 – MBIA Insured
2,905	Pima County Industrial Development Authority, Arizona, Lease Obligation Revenue Refunding	7/08 at 100.00	Aaa	2,999,442
	Bonds, Tucson Electric Power Company, Series 1988A, 7.250%, 7/15/10 – FSA Insured

30,485	Total Arizona			30,521,101

	Arkansas – 0.7% (0.4% of Total Investments)
3,660	Arkansas State University, Student Fee Revenue Bonds, Beebe Campus, Series 2006, 5.000%,	9/15 at 100.00	Aaa	3,744,473
	9/01/35 – AMBAC Insured
	Pulaski County, Arkansas, Hospital Revenue Bonds, Arkansas Children’s Hospital, Series 2005:
2,000	5.000%, 3/01/25 – AMBAC Insured	3/15 at 100.00	AAA	2,037,520
3,000	5.000%, 3/01/30 – AMBAC Insured	3/15 at 100.00	AAA	3,014,970

8,660	Total Arkansas			8,796,963

	California – 32.9% (20.5% of Total Investments)
5,600	Alameda Corridor Transportation Authority, California, Subordinate Lien Revenue Bonds, Series	No Opt. Call	AAA	3,163,440
	2004A, 0.000%, 10/01/20 – AMBAC Insured
10,000	California Department of Veterans Affairs, Home Purchase Revenue Bonds, Series 2002A, 5.300%,	6/12 at 101.00	AAA	10,529,600
	12/01/21 – AMBAC Insured
	California Department of Water Resources, Power Supply Revenue Bonds, Series 2002A:
30,000	5.375%, 5/01/17 (Pre-refunded 5/01/12) – XLCA Insured	5/12 at 101.00	AAA	33,676,799
25,000	5.375%, 5/01/18 (Pre-refunded 5/01/12) – AMBAC Insured	5/12 at 101.00	AAA	28,064,000
	California Department of Water Resources, Water System Revenue Bonds, Central Valley Project,
	Series 2005AC:
3,700	5.000%, 12/01/24 – MBIA Insured	12/14 at 100.00	AAA	3,880,782
2,820	5.000%, 12/01/27 – MBIA Insured	12/14 at 100.00	AAA	2,928,880
18,000	California Infrastructure Economic Development Bank, First Lien Revenue Bonds, San Francisco Bay	1/28 at 100.00	AAA	19,994,400
	Area Toll Bridge, Series 2003A, 5.000%, 7/01/33 (Pre-refunded 1/01/28) – AMBAC Insured (UB)
4,500	California, General Obligation Bonds, Series 1998, 5.000%, 10/01/19 – FGIC Insured	10/08 at 101.00	Aaa	4,598,820
10,150	California, General Obligation Bonds, Series 2004, 5.000%, 6/01/31 – AMBAC Insured	12/14 at 100.00	AAA	10,204,709
3,500	Coachella Valley Unified School District, Riverside County, California, General Obligation	8/15 at 100.00	Aaa	3,557,995
	Bonds, Series 2005A, 5.000%, 8/01/26 – FGIC Insured
20,000	Cucamonga County Water District, San Bernardino County, California, Certificates of	9/11 at 101.00	Aaa	20,403,800
	Participation, Water Shares Purchase, Series 2000, 5.125%, 9/01/35 – FGIC Insured
5,750	East Bay Municipal Utility District, Alameda and Contra Costa Counties, California, Water	6/15 at 100.00	AAA	5,980,345
	System Subordinated Revenue Bonds, Series 2005A, 5.000%, 6/01/27 – MBIA Insured
10,000	Golden State Tobacco Securitization Corporation, California, Tobacco Settlement Asset-Backed	6/15 at 100.00	Aaa	9,914,400
	Revenue Bonds, Series 2005A, 5.000%, 6/01/38 – FGIC Insured
1,520	Hayward Redevelopment Agency, California, Downtown Redevelopment Project Tax Allocation Bonds,	3/16 at 100.00	AAA	1,529,470
	Series 2006, 5.000%, 3/01/36 – XLCA Insured
4,000	Kern Community College District, California, General Obligation Bonds, Series 2005, 5.000%,	11/15 at 100.00	AAA	4,372,440
	11/01/20 – FSA Insured
5,600	Kern Community College District, California, General Obligation Bonds, Series 2006, 0.000%,	No Opt. Call	AAA	2,564,296
	11/01/24 – FSA Insured
5,000	Long Beach Bond Financing Authority, California, Lease Revenue Refunding Bonds, Long Beach	11/11 at 101.00	AAA	5,061,350
	Aquarium of the South Pacific, Series 2001, 5.250%, 11/01/30 – AMBAC Insured
1,875	Los Angeles Department of Water and Power, California, Waterworks Revenue Bonds, Series	7/16 at 100.00	AAA	1,934,044
	2006A-1, 5.000%, 7/01/36 – AMBAC Insured
2,740	Los Angeles Harbors Department, California, Revenue Bonds, Series 2006A, 5.000%, 8/01/22 –	8/16 at 102.00	Aaa	2,848,997
	FGIC Insured (Alternative Minimum Tax)
20,000	Los Angeles Unified School District, California, General Obligation Bonds, Series 2003A,	7/13 at 100.00	AAA	21,606,400
	5.000%, 7/01/21 – FSA Insured
2,000	Los Angeles Unified School District, California, General Obligation Bonds, Series 2005A-2,	7/15 at 100.00	AAA	2,116,020
	5.000%, 7/01/23 – MBIA Insured
3,000	Los Angeles Unified School District, California, General Obligation Bonds, Series 2006F,	7/16 at 100.00	Aaa	3,182,760
	5.000%, 7/01/24 – FGIC Insured
6,205	Port of Oakland, California, Revenue Bonds, Series 2002L, 5.000%, 11/01/22 – FGIC Insured	11/12 at 100.00	Aaa	6,330,589
	(Alternative Minimum Tax)
	Poway Redevelopment Agency, California, Tax Allocation Bonds, Paguay Redevelopment Project,
	Series 2001:
15,000	5.200%, 6/15/30 – AMBAC Insured	12/11 at 101.00	AAA	15,197,850
5,000	5.125%, 6/15/33 – AMBAC Insured	12/11 at 101.00	AAA	5,029,650
2,035	Redding, California, Electric System Revenue Certificates of Participation, Series 2005,	6/15 at 100.00	Aaa	2,064,182
	5.000%, 6/01/30 – FGIC Insured
6,000	Redlands Unified School District, San Bernardino County, California, General Obligation Bonds,	7/13 at 100.00	AAA	6,324,660
	Series 2003, 5.000%, 7/01/26 – FSA Insured
2,285	Rio Hondo Community College District, California, General Obligation Bonds, Series 2005A,	8/15 at 100.00	Aaa	2,469,148
	5.000%, 8/01/20 – FGIC Insured
2,970	Riverside Community College District, California, General Obligation Bonds, Series 2005,	8/15 at 100.00	AAA	3,199,878
	5.000%, 8/01/22 – FSA Insured
2,500	Sacramento County Sanitation District Financing Authority, California, Revenue Bonds, Series	12/15 at 100.00	Aaa	2,636,075
	2005B, 4.750%, 12/01/21 – FGIC Insured
13,710	San Francisco Airports Commission, California, Revenue Refunding Bonds, San Francisco	5/11 at 100.00	AAA	13,909,069
	International Airport, Second Series 2001, Issue 27A, 5.250%, 5/01/26 – MBIA Insured
	(Alternative Minimum Tax)
3,030	San Francisco Bay Area Rapid Transit District, California, Sales Tax Revenue Bonds, Series	7/11 at 100.00	AAA	3,084,237
	2001, 5.125%, 7/01/36 – AMBAC Insured
8,470	San Francisco Bay Area Rapid Transit District, California, Sales Tax Revenue Bonds, Series	7/11 at 100.00	AAA	9,229,928
	2001, 5.125%, 7/01/36 (Pre-refunded 7/01/11) – AMBAC Insured
	San Francisco Bay Area Rapid Transit District, California, Sales Tax Revenue Bonds,
	Series 2005A:
1,220	5.000%, 7/01/22 – MBIA Insured	7/15 at 100.00	AAA	1,298,397
1,280	5.000%, 7/01/23 – MBIA Insured	7/15 at 100.00	AAA	1,356,774
66,685	San Joaquin Hills Transportation Corridor Agency, Orange County, California, Senior Lien Toll	No Opt. Call	AAA	39,031,396
	Road Revenue Bonds, Series 1993, 0.000%, 1/01/21 (ETM)
	San Joaquin Hills Transportation Corridor Agency, Orange County, California, Toll Road Revenue
	Refunding Bonds, Series 1997A:
31,615	5.250%, 1/15/30 – MBIA Insured	7/08 at 101.00	AAA	31,968,139
21,500	0.000%, 1/15/32 – MBIA Insured	No Opt. Call	AAA	5,567,855
12,525	San Jose Redevelopment Agency, California, Tax Allocation Bonds, Merged Area Redevelopment	8/10 at 101.00	AAA	13,472,391
	Project, Series 2002, 5.000%, 8/01/20 (Pre-refunded 8/01/10) – MBIA Insured
19,595	San Jose Redevelopment Agency, California, Tax Allocation Bonds, Merged Area Redevelopment	8/17 at 100.00	AAA	17,537,917
	Project, Series 2006C, 4.250%, 8/01/30 – MBIA Insured (UB)
11,000	Santa Ana Financing Authority, California, Lease Revenue Bonds, Police Administration and	No Opt. Call	AAA	13,662,330
	Housing Facility, Series 1994A, 6.250%, 7/01/24 – MBIA Insured
5,000	Walnut Energy Center Authority, California, Electric Revenue Bonds, Turlock Irrigation	1/14 at 100.00	AAA	5,101,100
	District, Series 2004A, 5.000%, 1/01/34 – AMBAC Insured

432,380	Total California			400,585,312

	Colorado – 6.7% (4.2% of Total Investments)
1,080	Arkansas River Power Authority, Colorado, Power Revenue Bonds, Series 2006, 5.250%, 10/01/40 –	10/16 at 100.00	AAA	1,094,332
	XLCA Insured
1,900	Aspen, Colorado, Sales Tax Revenue Bonds, Parks and Open Space, Series 2005B, 5.250%,	11/15 at 100.00	AAA	2,054,831
	11/01/24 – FSA Insured
1,000	Colorado Department of Transportation, Certificates of Participation, Series 2004, 5.000%,	6/14 at 100.00	AAA	1,033,260
	6/15/25 – MBIA Insured
4,950	Denver Convention Center Hotel Authority, Colorado, Senior Revenue Bonds, Convention Center	12/13 at 100.00	Aaa	5,545,436
	Hotel, Series 2003A, 5.000%, 12/01/33 (Pre-refunded 12/01/13) – XLCA Insured
1,740	Douglas County School District RE1, Douglas and Elbert Counties, Colorado, General Obligation	12/14 at 100.00	Aaa	1,808,051
	Bonds, Series 2005B, 5.000%, 12/15/28 – FSA Insured
35,995	E-470 Public Highway Authority, Colorado, Senior Revenue Bonds, Series 1997B, 0.000%,	No Opt. Call	AAA	15,906,191
	9/01/23 – MBIA Insured
30,800	E-470 Public Highway Authority, Colorado, Senior Revenue Bonds, Series 2000A, 5.750%, 9/01/35	9/10 at 102.00	AAA	33,949,607
	(Pre-refunded 9/01/10) – MBIA Insured
11,800	E-470 Public Highway Authority, Colorado, Senior Revenue Bonds, Series 2000B, 0.000%, 9/01/15	9/10 at 74.80	AAA	8,279,942
	(Pre-refunded 9/01/10) – MBIA Insured
10,000	E-470 Public Highway Authority, Colorado, Toll Revenue Bonds, Series 2004A, 0.000%, 9/01/27 –	No Opt. Call	AAA	3,364,800
	MBIA Insured
4,520	Jefferson County School District R1, Colorado, General Obligation Bonds, Series 2004, 5.000%,	12/14 at 100.00	AAA	4,765,436
	12/15/24 – FSA Insured
2,500	Summit County School District RE-1, Summit, Colorado, General Obligation Bonds, Series 2004B,	12/14 at 100.00	Aaa	2,636,575
	5.000%, 12/01/24 – FGIC Insured
1,000	University of Colorado, Enterprise System Revenue Bonds, Series 2005, 5.000%, 6/01/30 –	6/15 at 100.00	Aaa	1,016,810
	FGIC Insured

107,285	Total Colorado			81,455,271

	District of Columbia – 1.0% (0.6% of Total Investments)
	District of Columbia Water and Sewerage Authority, Subordinate Lien Public Utility Revenue
	Bonds, Series 2003:
5,000	5.125%, 10/01/24 – FGIC Insured	10/13 at 100.00	Aaa	5,224,900
5,000	5.125%, 10/01/25 – FGIC Insured	10/13 at 100.00	Aaa	5,190,700
2,670	Washington Convention Center Authority, District of Columbia, Senior Lien Dedicated Tax	10/16 at 100.00	AAA	2,186,917
	Revenue Bonds, Series 2007, Residuals 1606, 7.094%, 10/01/30 – AMBAC Insured (IF)

12,670	Total District of Columbia			12,602,517

	Florida – 6.6% (4.1% of Total Investments)
1,000	Hillsborough County School Board, Florida, Certificates of Participation, Master Lease	7/15 at 100.00	AAA	1,011,070
	Program, Series 2005A, 5.000%, 7/01/26 – MBIA Insured
	Indian Trace Development District, Florida, Water Management Special Benefit Assessment Bonds,
	Series 2005:
645	5.000%, 5/01/25 – MBIA Insured	5/15 at 102.00	Aaa	680,378
1,830	5.000%, 5/01/27 – MBIA Insured	5/15 at 102.00	Aaa	1,911,874
4,425	Jacksonville Economic Development Commission, Florida, Healthcare Facilities Revenue Bonds,	11/12 at 100.00	AAA	4,718,156
	Mayo Clinic, Series 2001C, 5.500%, 11/15/36 – MBIA Insured
1,505	Lee County, Florida, Transportation Facilities Revenue Bonds, Series 2004B, 5.000%, 10/01/21 –	10/14 at 100.00	AAA	1,585,924
	AMBAC Insured
2,000	Marco Island, Florida, Water Utility System Revenue Bonds, Series 2003, 5.000%, 10/01/27 –	10/13 at 100.00	AAA	2,053,440
	MBIA Insured
2,150	Miami-Dade County, Florida, Aviation Revenue Bonds, Miami International Airport, Series 2002A,	10/12 at 100.00	AAA	2,158,256
	5.125%, 10/01/35 – FSA Insured (Alternative Minimum Tax)
35,920	Miami-Dade County, Florida, Aviation Revenue Bonds, Miami International Airport, Series 2002,	10/12 at 100.00	Aaa	36,363,252
	5.375%, 10/01/32 – FGIC Insured (Alternative Minimum Tax)
12,930	Miami-Dade County, Florida, Public Facilities Revenue Bonds, Jackson Health System, Series	12/15 at 100.00	AAA	12,956,636
	2005A, 5.000%, 6/01/32 – MBIA Insured
5,320	Miami-Dade County, Florida, Public Facilities Revenue Bonds, Jackson Health System, Series	6/15 at 100.00	AAA	5,425,974
	2005B, 5.000%, 6/01/25 – MBIA Insured
	Northern Palm Beach County Improvement District, Florida, Revenue Bonds, Water Control and
	Improvement Development Unit 9B, Series 2005:
1,290	5.000%, 8/01/23 – MBIA Insured	8/15 at 102.00	AAA	1,375,888
2,145	5.000%, 8/01/29 – MBIA Insured	8/15 at 102.00	AAA	2,224,644
2,590	Ocala, Florida, Utility System Revenue Bonds, Series 2005B, 5.000%, 10/01/27 – FGIC Insured	10/15 at 100.00	Aaa	2,687,488
2,320	Osceola County, Florida, Transportation Revenue Bonds, Osceola Parkway, Series 2004, 5.000%,	4/14 at 100.00	Aaa	2,426,836
	4/01/23 – MBIA Insured
2,225	Plantation, Florida, Non-Ad Valorem Revenue Refunding and Improvement Bonds, Series 2003,	8/13 at 100.00	Aaa	2,401,576
	5.000%, 8/15/18 – FSA Insured

78,295	Total Florida			79,981,392

	Georgia – 1.0% (0.6% of Total Investments)
1,000	Atlanta, Georgia, Water and Wastewater Revenue Bonds, Series 2004, 5.000%, 11/01/22 –	11/14 at 100.00	AAA	1,058,890
	FSA Insured
1,520	College Park Business and Industrial Development Authority, Georgia, Revenue Bonds, Public	9/14 at 102.00	AAA	1,630,565
	Safety Project, Series 2004, 5.250%, 9/01/23 – MBIA Insured
	Fulton County Development Authority, Georgia, Revenue Bonds, Georgia Tech Molecular Science
	Building, Series 2004:
1,695	5.250%, 5/01/19 – MBIA Insured	5/14 at 100.00	AAA	1,838,329
1,135	5.250%, 5/01/20 – MBIA Insured	5/14 at 100.00	AAA	1,226,844
4,500	5.000%, 5/01/36 – MBIA Insured	5/14 at 100.00	AAA	4,614,930
1,250	Glynn-Brunswick Memorial Hospital Authority, Georgia, Revenue Bonds, Southeast Georgia Health	2/08 at 101.00	AAA	1,264,988
	Systems, Series 1996, 5.250%, 8/01/13 – MBIA Insured

11,100	Total Georgia			11,634,546

	Hawaii – 0.4% (0.3% of Total Investments)
5,000	Hawaii, General Obligation Bonds, Series 2005DF, 5.000%, 7/01/25 – AMBAC Insured	7/15 at 100.00	AAA	5,237,850

	Idaho – 0.3% (0.2% of Total Investments)
305	Idaho Housing Agency, Single Family Mortgage Senior Bonds, Series 1994B-1, 6.750%, 7/01/22	No Opt. Call	Aa1	317,737
265	Idaho Housing Agency, Single Family Mortgage Senior Bonds, Series 1994B-2, 6.900%, 7/01/26	No Opt. Call	Aa1	274,877
	(Alternative Minimum Tax)
340	Idaho Housing Agency, Single Family Mortgage Senior Bonds, Series 1995B, 6.600%, 7/01/27	7/08 at 100.00	Aaa	350,907
	(Alternative Minimum Tax)
	Idaho Housing and Finance Association, Grant and Revenue Anticipation Bonds, Federal Highway
	Trust Funds, Series 2006:
1,000	5.000%, 7/15/23 – MBIA Insured	7/16 at 100.00	Aaa	1,065,580
1,065	5.000%, 7/15/24 – MBIA Insured	7/16 at 100.00	Aaa	1,129,369

2,975	Total Idaho			3,138,470

	Illinois – 6.6% (4.1% of Total Investments)
1,050	Bedford Park, Illinois, General Obligation Bonds, Series 2004A, 5.250%, 12/15/20 – FSA Insured	12/14 at 100.00	AAA	1,165,595
	Chicago, Illinois, Second Lien Passenger Facility Charge Revenue Refunding Bonds, O’Hare
	International Airport, Series 2001E:
4,615	5.500%, 1/01/17 – AMBAC Insured (Alternative Minimum Tax)	1/11 at 101.00	AAA	4,800,062
4,870	5.500%, 1/01/18 – AMBAC Insured (Alternative Minimum Tax)	1/11 at 101.00	AAA	5,053,112
7,200	Chicago, Illinois, Third Lien General Airport Revenue Bonds, O’Hare International Airport,	1/16 at 100.00	AAA	7,471,008
	Series 2005A, 5.250%, 1/01/24 – MBIA Insured
10,000	Illinois Development Finance Authority, Revenue Bonds, Provena Health, Series 1998A, 5.500%,	5/08 at 101.00	AAA	10,150,600
	5/15/21 – MBIA Insured
2,095	Illinois Educational Facilities Authority, Revenue Bonds, Robert Morris College, Series 2000,	6/08 at 100.00	Aaa	2,098,562
	5.800%, 6/01/30 – MBIA Insured
4,500	Illinois Health Facilities Authority, Revenue Bonds, Alexian Brothers Health System, Series	1/09 at 101.00	AAA	4,662,585
	1999, 5.000%, 1/01/19 (Pre-refunded 1/01/09) – FSA Insured
7,000	Illinois Health Facilities Authority, Revenue Bonds, Hospital Sisters Services Inc. Obligated	6/08 at 101.00	Aaa	7,107,240
	Group, Series 1998A, 5.000%, 6/01/18 – MBIA Insured
6,000	Illinois Toll Highway Authority, State Toll Highway Authority Revenue Bonds, Series 2006,	7/16 at 100.00	AAA	6,321,900
	5.000%, 1/01/26 – FSA Insured
22,510	Illinois, General Obligation Bonds, Illinois FIRST Program, Series 2002, 5.125%, 2/01/27 –	2/12 at 100.00	Aaa	23,403,872
	FGIC Insured
	Schaumburg, Illinois, General Obligation Bonds, Series 2004B:
4,260	5.000%, 12/01/22 – FGIC Insured	12/14 at 100.00	Aaa	4,484,928
2,365	5.000%, 12/01/23 – FGIC Insured	12/14 at 100.00	Aaa	2,479,821
4,000	Southwestern Illinois Development Authority, School Revenue Bonds, Triad School District 2,	No Opt. Call	AAA	1,671,680
	Madison County, Illinois, Series 2006, 0.000%, 10/01/25 – MBIA Insured

80,465	Total Illinois			80,870,965

	Indiana – 3.5% (2.2% of Total Investments)
2,030	Decatur Township-Marion County Multi-School Building Corporation, Indiana, First Mortgage	7/13 at 100.00	Aaa	2,262,516
	Bonds, Series 2003, 5.000%, 7/15/20 (Pre-refunded 7/15/13) – FGIC Insured
8,000	Indiana Municipal Power Agency, Power Supply Revenue Bonds, Series 2007A, 5.000%, 1/01/42 –	1/17 at 100.00	AAA	8,082,800
	MBIA Insured
20,000	Indianapolis Local Public Improvement Bond Bank, Indiana, Series 1999E, 0.000%, 2/01/28 –	No Opt. Call	AAA	7,333,200
	AMBAC Insured
3,250	Indianapolis Local Public Improvement Bond Bank, Indiana, Waterworks Project, Series 2002A,	7/12 at 100.00	AAA	3,602,073
	5.250%, 7/01/33 (Pre-refunded 7/01/12) – MBIA Insured
1,340	Monroe-Gregg Grade School Building Corporation, Morgan County, Indiana, First Mortgage Bonds,	1/14 at 100.00	AAA	1,495,440
	Series 2004, 5.000%, 1/15/25 (Pre-refunded 1/15/14) – FSA Insured
5,000	Noblesville Redevelopment Authority, Indiana, Economic Development Lease Rental Bonds, Exit 10	7/13 at 100.00	AAA	5,086,950
	Project, Series 2003, 5.000%, 1/15/28 – AMBAC Insured
10,000	Purdue University, Indiana, Student Fee Bonds, Series 2002O, 5.000%, 7/01/19 – MBIA Insured	1/12 at 100.00	AAA	10,583,700
3,705	Whitley County Middle School Building Corporation, Columbia City, Indiana, First Mortgage	7/13 at 100.00	AAA	4,129,371
	Bonds, Series 2003, 5.000%, 7/15/16 (Pre-refunded 7/15/13) – FSA Insured

53,325	Total Indiana			42,576,050

	Kansas – 1.2% (0.8% of Total Investments)
2,055	Kansas Turnpike Authority, Revenue Bonds, Series 2004A-2, 5.000%, 9/01/23 – FSA Insured	9/14 at 101.00	AAA	2,191,760
	Neosho County Unified School District 413, Kansas, General Obligation Bonds, Series 2006:
2,145	5.000%, 9/01/27 – FSA Insured	9/14 at 100.00	Aaa	2,237,085
4,835	5.000%, 9/01/29 – FSA Insured	9/14 at 100.00	Aaa	5,022,888
5,000	University of Kansas Hospital Authority, Health Facilities Revenue Bonds, KU Health System,	9/09 at 100.00	AAA	5,275,850
	Series 1999A, 5.650%, 9/01/29 (Pre-refunded 9/01/09) – AMBAC Insured

14,035	Total Kansas			14,727,583

	Kentucky – 2.1% (1.3% of Total Investments)
3,870	Kenton County School District Finance Corporation, Kentucky, School Building Revenue Bonds,	6/14 at 100.00	Aaa	4,097,285
	Series 2004, 5.000%, 6/01/20 – MBIA Insured
7,500	Kentucky Turnpike Authority, Economic Development Road Revenue Bonds, Revitalization Project,	7/16 at 100.00	AAA	7,886,100
	Series 2006B, 5.000%, 7/01/25 – AMBAC Insured
12,980	Louisville and Jefferson County Metropolitan Sewer District, Kentucky, Sewer and Drainage	11/11 at 101.00	AAA	13,813,835
	System Revenue Bonds, Series 2001A, 5.500%, 5/15/34 – MBIA Insured

24,350	Total Kentucky			25,797,220

	Louisiana – 5.6% (3.5% of Total Investments)
5,000	DeSoto Parish, Louisiana, Pollution Control Revenue Refunding Bonds, Cleco Utility Group Inc.	9/09 at 102.00	AAA	5,258,350
	Project, Series 1999, 5.875%, 9/01/29 – AMBAC Insured
3,025	Lafayette City and Parish, Louisiana, Utilities Revenue Bonds, Series 2004, 5.250%, 11/01/22 –	11/14 at 100.00	AAA	3,217,118
	MBIA Insured
5,140	Louisiana Public Facilities Authority, Revenue Bonds, Baton Rouge General Hospital, Series	7/14 at 100.00	AAA	5,362,768
	2004, 5.250%, 7/01/24 – MBIA Insured
	Louisiana State, Gasoline and Fuels Tax Revenue Bonds, Series 2005A:
2,400	5.000%, 5/01/25 – FGIC Insured	5/15 at 100.00	Aaa	2,454,744
4,415	5.000%, 5/01/26 – FGIC Insured	5/15 at 100.00	Aaa	4,496,633
5,000	5.000%, 5/01/27 – FGIC Insured	5/15 at 100.00	Aaa	5,077,100
	Louisiana State, Gasoline and Fuels Tax Revenue Bonds, Series 2006:
3,300	4.750%, 5/01/39 – FSA Insured (UB)	5/16 at 100.00	AAA	3,303,135
35,725	4.500%, 5/01/41 – FGIC Insured (UB)	5/16 at 100.00	AAA	33,196,385
38	Louisiana State, Gasoline Tax Revenue Bonds, Series 2006 Residuals 660-1, 6.542%, 5/01/41 –	5/16 at 100.00	AAA	30,194
	FGIC Insured (IF)
5,485	Orleans Levee District, Louisiana, Levee District General Obligation Bonds, Series 1986,	6/08 at 102.00	AAA	5,597,059
	5.950%, 11/01/15 – FSA Insured

69,528	Total Louisiana			67,993,486

	Maine – 0.3% (0.2% of Total Investments)
3,000	Maine Health and Higher Educational Facilities Authority, Revenue Bonds, Series 2003B, 5.000%,	7/13 at 100.00	AAA	3,100,110
	7/01/28 – FSA Insured

	Maryland – 0.4% (0.3% of Total Investments)
5,345	Baltimore, Maryland, Senior Lien Convention Center Hotel Revenue Bonds, Series 2006A, 5.250%,	9/16 at 100.00	AAA	5,350,238
	9/01/28 – XLCA Insured

	Massachusetts – 5.0% (3.1% of Total Investments)
22,500	Massachusetts Development Finance Authority, Revenue Bonds, WGBH Educational Foundation,	1/12 at 101.00	AAA	25,000,200
	Series 2002A, 5.375%, 1/01/42 (Pre-refunded 1/01/12) – AMBAC Insured
11,000	Massachusetts School Building Authority, Dedicated Sales Tax Revenue Bonds, Series 2005A,	8/15 at 100.00	AAA	11,751,740
	5.000%, 8/15/23 – FSA Insured
2,420	Massachusetts Water Resources Authority, General Revenue Bonds, Series 2007, Residual Trust	2/17 at 100.00	AAA	2,247,357
	7039, 8.712%, 8/01/46 – FSA Insured (IF)
15,000	Massachusetts, Special Obligation Dedicated Tax Revenue Bonds, Series 2004, 5.250%, 1/01/23	1/14 at 100.00	Aaa	16,907,850
	(Pre-refunded 1/01/14) – FGIC Insured
	University of Massachusetts Building Authority, Senior Lien Project Revenue Bonds,
	Series 2004-1:
1,500	5.375%, 11/01/20 (Pre-refunded 11/01/14) – AMBAC Insured	11/14 at 100.00	AAA	1,730,505
2,500	5.375%, 11/01/21 (Pre-refunded 11/01/14) – AMBAC Insured	11/14 at 100.00	AAA	2,884,175

54,920	Total Massachusetts			60,521,827

	Michigan – 6.4% (4.0% of Total Investments)
5,490	Detroit City School District, Wayne County, Michigan, Unlimited Tax School Building and Site	No Opt. Call	AAA	6,753,139
	Improvement Bonds, Series 2001A, 6.000%, 5/01/29 – FSA Insured
6,000	Detroit, Michigan, General Obligation Bonds, Series 2001A-1, 5.375%, 4/01/18 – MBIA Insured	10/11 at 100.00	AAA	6,425,280
7,420	Detroit, Michigan, Senior Lien Water Supply System Revenue Bonds, Series 1997A, 5.000%,	7/08 at 100.00	AAA	7,454,800
	7/01/27 – MBIA Insured
	Detroit, Michigan, Sewerage Disposal System Revenue Bonds, Series 1999A:
15,825	5.750%, 7/01/26 (Pre-refunded 1/01/10) – FGIC Insured	1/10 at 101.00	AAA	16,967,723
20,000	5.875%, 7/01/27 (Pre-refunded 1/01/10) – FGIC Insured	1/10 at 101.00	AAA	21,490,800
1,085	Grand Rapids Community College, Kent County, Michigan, General Obligation Refunding Bonds,	5/13 at 100.00	AAA	1,180,437
	Series 2003, 5.250%, 5/01/20 – AMBAC Insured
6,850	Wayne County, Michigan, Airport Revenue Bonds, Detroit Metropolitan Wayne County Airport,	12/08 at 101.00	AAA	6,992,617
	Series 1998A, 5.375%, 12/01/15 – MBIA Insured (Alternative Minimum Tax)
10,000	Wayne County, Michigan, Limited Tax General Obligation Airport Hotel Revenue Bonds, Detroit	12/11 at 101.00	AAA	10,578,200
	Metropolitan Wayne County Airport, Series 2001A, 5.250%, 12/01/25 – MBIA Insured

72,670	Total Michigan			77,842,996

	Minnesota – 1.2% (0.8% of Total Investments)
13,020	Saint Paul Housing and Redevelopment Authority, Minnesota, Multifamily Housing Revenue Bonds,	12/11 at 102.00	Aaa	15,125,464
	Marian Center Project, Series 2001A, 6.450%, 6/20/43 (Pre-refunded 12/20/11)

	Nebraska – 0.8% (0.5% of Total Investments)
9,680	Lincoln Electric System, Nebraska, Electric System Revenue Bonds, Series 2007A, Residuals 07-1007-9,	9/17 at 100.00	AAA	8,178,342
	4.993%, 9/01/37 – FGIC Insured (IF)
	Nebraska Public Power District, General Revenue Bonds, Series 2005A:
1,000	5.000%, 1/01/24 – FSA Insured	1/15 at 100.00	AAA	1,050,930
1,000	5.000%, 1/01/25 – FSA Insured	1/15 at 100.00	AAA	1,046,640

11,680	Total Nebraska			10,275,912

	Nevada – 8.2% (5.1% of Total Investments)
8,475	Clark County, Nevada, General Obligation Bank Bonds, Southern Nevada Water Authority Loan,	12/12 at 100.00	AAA	8,634,584
	Series 2002, 5.000%, 6/01/32 – MBIA Insured
3,630	Clark County, Nevada, General Obligation Bank Bonds, Southern Nevada Water Authority Loan,	12/12 at 100.00	Aaa	4,015,688
	Series 2002, 5.000%, 6/01/32 (Pre-refunded 12/01/12) – MBIA Insured
7,370	Clark County, Nevada, Subordinate Lien Airport Revenue Bonds, Series 2004A-2, 5.125%,	7/14 at 100.00	Aaa	7,544,743
	7/01/25 – FGIC Insured
	Director of Nevada State Department of Business and Industry, Revenue Bonds, Las Vegas
	Monorail Project, First Tier, Series 2000:
15,000	5.625%, 1/01/34 – AMBAC Insured	1/10 at 102.00	AAA	13,848,600
13,000	5.375%, 1/01/40 – AMBAC Insured	1/10 at 100.00	AAA	11,394,240
14,985	Reno, Nevada, Capital Improvement Revenue Bonds, Series 2002, 5.375%, 6/01/32 – FGIC Insured	6/12 at 100.00	Aaa	15,566,718
25,300	Reno, Nevada, Capital Improvement Revenue Bonds, Series 2002, 5.375%, 6/01/32 (Pre-refunded	6/12 at 100.00	Aaa	28,123,480
	6/01/12) – FGIC Insured
10,000	Reno, Nevada, Senior Lien Sales and Room Tax Revenue Bonds, Reno Transportation Rail Access	6/12 at 100.00	AAA	11,005,700
	Corridor Project, Series 2002, 5.125%, 6/01/27 (Pre-refunded 6/01/12) – AMBAC Insured

97,760	Total Nevada			100,133,753

	New Jersey – 2.5% (1.5% of Total Investments)
	Essex County Improvement Authority, New Jersey, Guaranteed Revenue Bonds, Project
	Consolidation, Series 2004:
2,000	5.125%, 10/01/21 – MBIA Insured	10/14 at 100.00	Aaa	2,124,640
2,250	5.125%, 10/01/22 – MBIA Insured	10/14 at 100.00	Aaa	2,375,145
	New Jersey Economic Development Authority, Revenue Bonds, Motor Vehicle Surcharge,
	Series 2004A:
3,850	5.000%, 7/01/22 – MBIA Insured	7/14 at 100.00	AAA	4,030,373
3,850	5.000%, 7/01/23 – MBIA Insured	7/14 at 100.00	AAA	4,014,934
	New Jersey Turnpike Authority, Revenue Bonds, Series 2003A:
8,250	5.000%, 1/01/19 – FGIC Insured	7/13 at 100.00	Aaa	8,819,828
2,000	5.000%, 1/01/23 – FSA Insured	7/13 at 100.00	AAA	2,121,460
3,320	New Jersey Turnpike Authority, Revenue Bonds, Series 2005A, 5.000%, 1/01/21 – FSA Insured	1/15 at 100.00	AAA	3,576,536
2,795	Rutgers State University, New Jersey, Revenue Bonds, Series 2004E, 5.000%, 5/01/22 –	5/14 at 100.00	Aaa	2,922,871
	FGIC Insured

28,315	Total New Jersey			29,985,787

	New Mexico – 0.3% (0.2% of Total Investments)
3,660	San Juan County, New Mexico, Subordinate Gross Receipts Tax Revenue Bonds, Series 2005,	6/15 at 100.00	AAA	3,830,812
	5.000%, 6/15/25 – MBIA Insured

	New York – 7.8% (4.8% of Total Investments)
1,880	Dormitory Authority of the State of New York, FHA-Insured Mortgage Revenue Bonds, Montefiore	2/15 at 100.00	Aaa	1,977,271
	Hospital, Series 2004, 5.000%, 8/01/23 – FGIC Insured
3,335	Dormitory Authority of the State of New York, State Personal Income Tax Revenue Bonds, Series	3/15 at 100.00	AAA	3,515,457
	2005F, 5.000%, 3/15/24 – AMBAC Insured
3,820	Hudson Yards Infrastructure Corporation, New York, Revenue bonds, Series 2006A, 4.500%,	2/17 at 100.00	AAA	3,647,794
	2/15/47 – MBIA Insured (UB)
8,685	Long Island Power Authority, New York, Electric System General Revenue Bonds, Series 1998A,	6/08 at 101.00	AAA	8,866,082
	5.300%, 12/01/19 (Pre-refunded 6/01/08) – FSA Insured
12,500	Long Island Power Authority, New York, Electric System General Revenue Bonds, Series 2006A,	6/16 at 100.00	Aaa	12,760,500
	5.000%, 12/01/25 – FGIC Insured
6,900	Long Island Power Authority, New York, Electric System Revenue Bonds, Series 2006F, 4.250%,	11/16 at 100.00	AAA	6,371,391
	5/01/33 – MBIA Insured (UB)
	Metropolitan Transportation Authority, New York, State Service Contract Refunding Bonds,
	Series 2002A:
2,500	5.000%, 7/01/21 – FGIC Insured	7/12 at 100.00	Aaa	2,657,950
5,000	5.000%, 7/01/25 – FGIC Insured	7/12 at 100.00	Aaa	5,138,850
5,000	New York City, New York, General Obligation Bonds, Fiscal Series 2005F-1, 5.000%, 9/01/21 –	9/15 at 100.00	AAA	5,357,900
	AMBAC Insured
10,000	New York City, New York, General Obligation Bonds, Fiscal Series 2005M, 5.000%, 4/01/26 –	4/15 at 100.00	Aaa	10,461,800
	FGIC Insured
5,000	New York State Thruway Authority, General Revenue Bonds, Series 2005F, 5.000%, 1/01/26 –	1/15 at 100.00	AAA	5,224,050
	AMBAC Insured
3,000	New York State Thruway Authority, General Revenue Bonds, Series 2005G, 4.750%, 1/01/29 –	7/15 at 100.00	AAA	3,053,370
	FSA Insured
3,650	New York State Urban Development Corporation, Service Contract Revenue Bonds, Series 2005B,	3/15 at 100.00	AAA	3,854,437
	5.000%, 3/15/25 – FSA Insured
	New York State Urban Development Corporation, State Personal Income Tax Revenue Bonds,
	Series 2004A-1:
1,000	5.000%, 3/15/23 – FGIC Insured	3/14 at 100.00	AAA	1,052,280
5,000	5.000%, 3/15/25 – FGIC Insured	3/14 at 100.00	AAA	5,226,100
15,000	Triborough Bridge and Tunnel Authority, New York, Subordinate Lien General Purpose Revenue	11/12 at 100.00	AAA	15,254,250
	Refunding Bonds, Series 2002E, 5.000%, 11/15/32 – MBIA Insured

92,270	Total New York			94,419,482

	North Carolina – 1.4% (0.9% of Total Investments)
	Mooresville, North Carolina, Enterprise System Revenue Bonds, Series 2004:
2,115	5.000%, 5/01/22 – FGIC Insured	5/14 at 100.00	Aaa	2,211,761
2,575	5.000%, 5/01/26 – FGIC Insured	5/14 at 100.00	Aaa	2,649,237
5,000	North Carolina Municipal Power Agency 1, Catawba Electric Revenue Bonds, Series 2003A, 5.250%,	1/13 at 100.00	AAA	5,498,600
	1/01/16 – FSA Insured
	Raleigh Durham Airport Authority, North Carolina, Airport Revenue Bonds, Series 2005A:
3,205	5.000%, 5/01/23 – AMBAC Insured	5/15 at 100.00	Aaa	3,288,010
3,295	5.000%, 5/01/24 – AMBAC Insured	5/15 at 100.00	Aaa	3,366,073

16,190	Total North Carolina			17,013,681

	North Dakota – 0.6% (0.4% of Total Investments)
	Grand Forks, North Dakota, Sales Tax Revenue Bonds, Alerus Project, Series 2005A:
2,195	5.000%, 12/15/22 – MBIA Insured	12/15 at 100.00	Aaa	2,317,591
1,355	5.000%, 12/15/23 – MBIA Insured	12/15 at 100.00	Aaa	1,434,877
3,000	5.000%, 12/15/24 – MBIA Insured	12/15 at 100.00	Aaa	3,162,390

6,550	Total North Dakota			6,914,858

	Ohio – 4.6% (2.9% of Total Investments)
3,485	Cincinnati City School District, Hamilton County, Ohio, General Obligation Bonds, Series 2006,	No Opt. Call	Aaa	3,924,319
	5.250%, 12/01/23 – FGIC Insured
2,650	Cleveland State University, Ohio, General Receipts Bonds, Series 2004, 5.250%, 6/01/24 –	6/14 at 100.00	Aaa	2,799,089
	FGIC Insured
2,000	Columbus City School District, Franklin County, Ohio, General Obligation Bonds, Series 2004,	12/14 at 100.00	AAA	2,288,040
	5.250%, 12/01/25 (Pre-refunded 12/01/14) – FSA Insured
2,385	Columbus, Ohio, Tax Increment Financing Bonds, Easton Project, Series 2004A, 5.000%,	6/14 at 100.00	AAA	2,456,168
	12/01/22 – AMBAC Insured
2,205	Hamilton City School District, Ohio, General Obligation Bonds, Series 2005, 5.000%, 12/01/24 –	6/15 at 100.00	Aaa	2,323,056
	MBIA Insured
19,600	Hamilton County, Ohio, Sales Tax Bonds, Subordinate Series 2006, 4.250%, 12/01/32 –	12/16 at 100.00	Aaa	18,448,696
	AMBAC Insured (UB)
20,100	Lucas County, Ohio, Hospital Revenue Bonds, ProMedica Healthcare Obligated Group, Series 1999,	11/09 at 101.00	AAA	20,850,534
	5.375%, 11/15/39 – AMBAC Insured
3,000	Ross Local School District, Butler County, Ohio, General Obligation Bonds, Series 2003,	12/13 at 100.00	Aaa	3,364,320
	5.000%, 12/01/28 (Pre-refunded 12/01/13) – FSA Insured

55,425	Total Ohio			56,454,222

	Oklahoma – 2.0% (1.3% of Total Investments)
3,500	Oklahoma Capitol Improvement Authority, State Facilities Revenue Bonds, Series 2005F, 5.000%,	7/15 at 100.00	AAA	3,675,595
	7/01/24 – AMBAC Insured
3,685	Oklahoma Housing Finance Agency, GNMA Collateralized Single Family Mortgage Revenue Bonds,	No Opt. Call	AAA	4,007,253
	Series 1987A, 7.997%, 8/01/18 (Alternative Minimum Tax)
6,605	Oklahoma Municipal Power Authority, Power Supply System Revenue Bonds, Series 2007, Drivers	1/17 at 100.00	Aaa	6,466,757
	1904, 7.066%, 1/01/47 – FGIC Insured (IF)
5,245	Oklahoma State Industries Authority, Revenue Bonds, Oklahoma Medical Research Foundation,	2/11 at 100.00	Aaa	5,467,808
	Series 2001, 5.250%, 2/01/21 – AMBAC Insured
4,880	University of Oklahoma, Student Housing Revenue Bonds, Series 2004, 5.000%, 7/01/22 –	7/14 at 100.00	Aaa	5,108,628
	AMBAC Insured

23,915	Total Oklahoma			24,726,041

	Oregon – 0.8% (0.5% of Total Investments)
	Oregon Department of Administrative Services, Certificates of Participation, Series 2005A:
2,535	5.000%, 5/01/25 – FSA Insured	5/15 at 100.00	AAA	2,659,646
2,115	5.000%, 5/01/30 – FSA Insured	5/15 at 100.00	AAA	2,189,575
3,470	Oregon Department of Administrative Services, Certificates of Participation, Series 2005B,	11/15 at 100.00	Aaa	3,733,061
	5.000%, 11/01/18 – FGIC Insured
1,080	Oregon Housing and Community Services Department, Single Family Mortgage Revenue Bonds, Series	7/08 at 100.00	Aa2	1,081,177
	1995A, 6.450%, 7/01/26 (Alternative Minimum Tax)

9,200	Total Oregon			9,663,459

	Pennsylvania – 3.2% (2.0% of Total Investments)
7,925	Commonwealth Financing Authority, Pennsylvania, State Appropriation Lease Bonds, Series 2006A,	6/16 at 100.00	AAA	8,346,531
	5.000%, 6/01/26 – FSA Insured
1,800	Pennsylvania Higher Educational Facilities Authority, Revenue Bonds, Drexel University, Series	5/15 at 100.00	AAA	1,845,504
	2005A, 5.000%, 5/01/28 – MBIA Insured
11,740	Pennsylvania Public School Building Authority, Lease Revenue Bonds, School District of Philadelphia,	12/16 at 100.00	AAA	11,713,585
	Series 2006B, 4.500%, 6/01/32 – FSA Insured (UB)
2,625	Pennsylvania Turnpike Commission, Turnpike Revenue Bonds, Series 2006A, 5.000%, 12/01/26 –	6/16 at 100.00	AAA	2,742,101
	AMBAC Insured
6,335	Radnor Township School District, Delaware County, Pennsylvania, General Obligation Bonds,	8/15 at 100.00	Aaa	6,607,468
	Series 2005B, 5.000%, 2/15/30 – FSA Insured
	Reading School District, Berks County, Pennsylvania, General Obligation Bonds, Series 2005:
3,285	5.000%, 1/15/22 – FSA Insured	1/16 at 100.00	AAA	3,517,282
3,450	5.000%, 1/15/23 – FSA Insured	1/16 at 100.00	AAA	3,676,976

37,160	Total Pennsylvania			38,449,447

	Puerto Rico – 1.0% (0.6% of Total Investments)
2,500	Puerto Rico Electric Power Authority, Power Revenue Bonds, Series 2005RR, 5.000%, 7/01/30	7/15 at 100.00	AAA	2,838,200
	(Pre-refunded 7/01/15) – XLCA Insured
2,000	Puerto Rico Highway and Transportation Authority, Highway Revenue Bonds, Series 2003G, 5.250%,	7/13 at 100.00	Aaa	2,102,200
	7/01/19 – FGIC Insured
1,550	Puerto Rico Municipal Finance Agency, Series 2005C, 5.250%, 8/01/21 – CIFG Insured	No Opt. Call	AAA	1,651,928
36,000	Puerto Rico Sales Tax Financing Corporation, Sales Tax Revenue Bonds, Series 2007A, 0.000%,	No Opt. Call	Aaa	5,658,480
	8/01/42 – FGIC Insured

42,050	Total Puerto Rico			12,250,808

	Rhode Island – 2.1% (1.3% of Total Investments)
2,195	Providence Housing Development Corporation, Rhode Island, FHA-Insured Section 8 Assisted	7/08 at 100.00	AAA	2,309,381
	Mortgage Revenue Refunding Bonds, Barbara Jordan Apartments, Series 1994A, 6.750%,
	7/01/25 – MBIA Insured
20,475	Rhode Island Depositors Economic Protection Corporation, Special Obligation Refunding Bonds,	2/11 at 100.00	AAA	22,134,704
	Series 1993B, 5.250%, 8/01/21 (Pre-refunded 2/01/11) – MBIA Insured
1,405	Rhode Island Health & Educational Building Corporation, Higher Education Auxiliary Enterprise	9/14 at 100.00	Aaa	1,522,655
	Revenue Bonds, Series 2004A, 5.500%, 9/15/24 – AMBAC Insured

24,075	Total Rhode Island			25,966,740

	South Carolina – 4.2% (2.6% of Total Investments)
10,000	Beaufort County, South Carolina, Tax Increment Bonds, New River Redevelopment Project, Series	12/12 at 100.00	AAA	10,231,900
	2002, 5.000%, 6/01/27 – MBIA Insured
	Medical University Hospital Authority, South Carolina, FHA-Insured Mortgage Revenue Bonds,
	Series 2004A:
2,000	5.250%, 8/15/22 – MBIA Insured	8/14 at 100.00	AAA	2,111,340
2,105	5.250%, 8/15/23 – MBIA Insured	8/14 at 100.00	AAA	2,212,397
4,855	Piedmont Municipal Power Agency, South Carolina, Electric Revenue Bonds, Series 1988A, 0.000%,	No Opt. Call	AAA	3,959,932
	1/01/13 – AMBAC Insured (ETM)
4,795	Piedmont Municipal Power Agency, South Carolina, Electric Revenue Bonds, Series 1988A, 0.000%,	7/09 at 76.63	AAA	3,561,438
	1/01/13 (Pre-refunded 7/01/09) – AMBAC Insured
7,955	Piedmont Municipal Power Agency, South Carolina, Electric Revenue Bonds, Series 1988A, 0.000%,	No Opt. Call	AAA	6,289,382
	1/01/13 – AMBAC Insured
8,000	South Carolina JOBS Economic Development Authority, Industrial Revenue Bonds, South Carolina	11/12 at 100.00	AAA	8,359,680
	Electric and Gas Company, Series 2002A, 5.200%, 11/01/27 – AMBAC Insured
10,000	South Carolina JOBS Economic Development Authority, Industrial Revenue Bonds, South Carolina	11/12 at 100.00	AAA	10,249,800
	Electric and Gas Company, Series 2002B, 5.450%, 11/01/32 – AMBAC Insured
	(Alternative Minimum Tax)
5,835	South Carolina Transportation Infrastructure Bank, Excise Tax Revenue Bonds, Series 2007, RI Trust	10/16 at 100.00	Aaa	4,257,624
	K30W, 5.274%, 10/01/34 – XLCA Insured (IF)

55,545	Total South Carolina			51,233,493

	Tennessee – 0.5% (0.3% of Total Investments)
6,455	Memphis-Shelby County Airport Authority, Tennessee, Airport Revenue Bonds, Series 2001A,	3/11 at 100.00	AAA	6,688,477
	5.500%, 3/01/18 – FSA Insured (Alternative Minimum Tax)

	Texas – 15.8% (9.9% of Total Investments)
22,650	Brazos River Authority, Texas, Revenue Refunding Bonds, Houston Industries Inc., Series 1998C,	5/08 at 102.00	AAA	23,201,981
	5.125%, 5/01/19 – AMBAC Insured
521	Capital Area Housing Finance Corporation, Texas, FNMA Backed Single Family Mortgage Revenue	4/12 at 106.00	AAA	537,429
	Refunding Bonds, Series 2002A-2, 6.300%, 4/01/35 – AMBAC Insured (Alternative Minimum Tax)
12,500	Dallas-Ft. Worth International Airport, Texas, Joint Revenue Bonds, Series 2000A, 6.125%,	11/09 at 100.00	Aaa	12,899,875
	11/01/35 – FGIC Insured (Alternative Minimum Tax)
	Harris County, Texas, Toll Road Senior Lien Revenue Bonds, Series 1989:
9,000	0.000%, 8/15/18 (Pre-refunded 8/15/09) – AMBAC Insured	8/09 at 53.84	AAA	4,681,260
39,000	0.000%, 8/15/19 (Pre-refunded 8/15/09) – AMBAC Insured	8/09 at 50.26	AAA	18,936,450
7,280	0.000%, 8/15/20 (Pre-refunded 8/15/09) – AMBAC Insured	8/09 at 46.91	AAA	3,299,806
5,085	0.000%, 8/15/21 (Pre-refunded 8/15/09) – AMBAC Insured	8/09 at 43.80	AAA	2,151,616
25,000	Harris County-Houston Sports Authority, Texas, Junior Lien Revenue Refunding Bonds, Series	11/11 at 100.00	AAA	25,529,500
	2001B, 5.250%, 11/15/40 – MBIA Insured
4,671	Houston Housing Finance Corporation, Texas, GNMA Collateralized Mortgage Multifamily Housing	9/11 at 105.00	Aaa	4,857,653
	Revenue Bonds, RRG Apartments Project, Series 2001, 6.350%, 3/20/42
	Houston, Texas, First Lien Combined Utility System Revenue Bonds, Series 2004A:
4,000	5.250%, 5/15/24 – FGIC Insured	5/14 at 100.00	Aaa	4,192,600
5,000	5.250%, 5/15/25 – MBIA Insured	5/14 at 100.00	AAA	5,221,150
6,570	Houston, Texas, General Obligation Public Improvement Bonds, Series 2001A, 5.375%, 3/01/19	3/11 at 100.00	AAA	7,139,685
	(Pre-refunded 3/01/11) – FSA Insured
17,500	Houston, Texas, Hotel Occupancy Tax and Special Revenue Bonds, Convention and Entertainment	9/11 at 100.00	AAA	18,010,300
	Project, Series 2001B, 5.250%, 9/01/33 – AMBAC Insured
4,170	Houston, Texas, Subordinate Lien Airport System Revenue Bonds, Series 2000B, 5.500%, 7/01/30	7/10 at 100.00	AAA	4,480,331
	(Pre-refunded 7/01/10) – FSA Insured
23,865	Jefferson County Health Facilities Development Corporation, Texas, FHA-Insured Mortgage	8/11 at 100.00	AAA	24,890,002
	Revenue Bonds, Baptist Hospital of Southeast Texas, Series 2001, 5.500%, 8/15/41 –
	AMBAC Insured
140	Lower Colorado River Authority, Texas, Revenue Refunding and Improvement Bonds, Series 2001A,	5/11 at 100.00	AAA	151,186
	5.000%, 5/15/21 (Pre-refunded 5/15/11) – MBIA Insured
8,065	Lower Colorado River Authority, Texas, Revenue Refunding and Improvement Bonds, Series 2001A,	5/11 at 100.00	AAA	8,448,813
	5.000%, 5/15/21 – MBIA Insured
	Port of Houston Authority, Harris County, Texas, General Obligation Port Improvement Bonds,
	Series 2001B:
3,205	5.500%, 10/01/18 – FGIC Insured (Alternative Minimum Tax)	10/11 at 100.00	Aaa	3,325,732
3,375	5.500%, 10/01/19 – FGIC Insured (Alternative Minimum Tax)	10/11 at 100.00	Aaa	3,494,036
7,205	San Antonio, Texas, Airport System Improvement Revenue Bonds, Series 2001, 5.375%, 7/01/15 –	7/11 at 101.00	Aaa	7,539,960
	FGIC Insured (Alternative Minimum Tax)
7,550	Waco Health Facilities Development Corporation, Texas, Hillcrest Health System Project, FHA	8/16 at 100.00	AAA	7,573,330
	Insured Mortgage Revenue Bonds, Series 2006A, 5.000%, 8/01/31 – MBIA Insured
1,840	Ysleta Independent School District Public Facility Corporation, Texas, Lease Revenue Refunding	11/09 at 100.00	AAA	1,896,304
	Bonds, Series 2001, 5.375%, 11/15/24 – AMBAC Insured

218,192	Total Texas			192,458,999

	Utah – 0.2% (0.1% of Total Investments)
2,000	Clearfield City, Utah, Sales Tax Revenue Bonds, Series 2003, 5.000%, 7/01/28 (Pre-refunded	7/13 at 100.00	Aaa	2,227,640
	7/01/13) – FGIC Insured

	Virginia – 2.0% (1.3% of Total Investments)
8,000	Greater Richmond Convention Center Authority, Virginia, Hotel Tax Revenue Bonds, Series 2005,	6/15 at 100.00	AAA	8,210,320
	5.000%, 6/15/30 – MBIA Insured
1,035	Loudoun County Industrial Development Authority, Virginia, Lease Revenue Bonds, Public Safety	6/14 at 100.00	AAA	1,139,473
	Facilities, Series 2003A, 5.250%, 12/15/20 – FSA Insured
4,840	Metropolitan Washington D.C. Airports Authority, Airport System Revenue Bonds, Series 2001A,	10/11 at 101.00	AAA	5,036,214
	5.500%, 10/01/19 – MBIA Insured (Alternative Minimum Tax)
10,000	Virginia Housing Development Authority, Commonwealth Mortgage Bonds, Series 2001H-1, 5.375%,	7/11 at 100.00	AAA	10,139,500
	7/01/36 – MBIA Insured

23,875	Total Virginia			24,525,507

	Washington – 2.2% (1.4% of Total Investments)
2,500	Grant County Public Utility District 2, Washington, Revenue Bonds, Wanapum Hydroelectric	1/15 at 100.00	Aaa	2,557,825
	Development, Series 2005A, 5.000%, 1/01/29 – FGIC Insured
3,500	King County School District 401, Highline, Washington, General Obligation Bonds, Series 2004,	12/14 at 100.00	Aaa	3,655,120
	5.000%, 10/01/24 – FGIC Insured
3,195	Kitsap County, Washington, Limited Tax General Obligation Bonds, Series 2000, 5.500%, 7/01/25	7/10 at 100.00	AAA	3,432,772
	(Pre-refunded 7/01/10) – AMBAC Insured
4,250	Snohomish County Public Utility District 1, Washington, Generation System Revenue Bonds,	No Opt. Call	Aaa	5,285,938
	Series 1989, 6.650%, 1/01/16 – FGIC Insured (ETM)
	Tacoma, Washington, Solid Waste Utility Revenue Refunding Bonds, Series 2006:
3,890	5.000%, 12/01/24 – XLCA Insured	12/16 at 100.00	AAA	3,938,236
4,085	5.000%, 12/01/25 – XLCA Insured	12/16 at 100.00	AAA	4,121,030
4,290	5.000%, 12/01/26 – XLCA Insured	12/16 at 100.00	AAA	4,309,477

25,710	Total Washington			27,300,398

	Wisconsin – 2.6% (1.6% of Total Investments)
15,000	Wisconsin Health and Educational Facilities Authority, Revenue Bonds, Marshfield Clinic,	2/08 at 101.00	AAA	15,169,651
	Series 1997, 5.750%, 2/15/27 – MBIA Insured
1,675	Wisconsin Public Power Incorporated System, Power Supply System Revenue Bonds, Series 2005A,	7/15 at 100.00	AAA	1,683,693
	5.000%, 7/01/30 – AMBAC Insured
290	Wisconsin, General Obligation Bonds, Series 2004-3, 5.250%, 5/01/20 – FGIC Insured	5/14 at 100.00	AAA	317,570
2,600	Wisconsin, General Obligation Bonds, Series 2004-3, 5.250%, 5/01/20 (Pre-refunded 5/01/14) –	5/14 at 100.00	Aaa	2,950,350
	FGIC Insured
10,945	Wisconsin, General Obligation Bonds, Series 2004-4, 5.000%, 5/01/20 – MBIA Insured	5/14 at 100.00	AAA	11,723,627

30,510	Total Wisconsin			31,844,891

$ 2,037,095	Total Long-Term Investments (cost $1,860,364,593) – 159.8%			1,947,589,562

	Short-Term Investments – 0.2% (0.1% of Total Investments)
240	East Bay Municipal Utility District, Alameda and Contra Costa Counties, California, Water		VMIG-1	240,000
	System Subordinated Revenue Bonds, Variable Rate Demand Obligations, Series 2005B-2,
	4.000%, 6/01/38 – XLCA Insured (4)
1,300	New York City, New York, General Obligation Bonds, Variable Rate Demand Obligations,		VMIG-1	1,300
	Fiscal Series 1995B2-B10, 2.650%, 8/15/23 – MBIA Insured (4)
450	Oxnard Financing Authority, California, Wastewater Revenue Bonds, Variable Rate Demand Obligations,		VMIG-1	450,000
	Series 2004B, 3.750%, 6/01/34 – AMBAC Insured (4)

$ 1,990	Total Short-Term Investments (cost $1,990,000)			1,990,000

	Total Investments (cost $1,862,354,593) – 160.0%			1,949,579,562

	Floating Rate Obligations – (7.1)%			(86,103,333)

	Other Assets Less Liabilities – 2.9%			34,897,898

	Preferred Shares, at Liquidation Value – (55.8)% (5)			(680,000,000)

	Net Assets Applicable to Common Shares – 100%			$1,218,374,127

All of the bonds in the Portfolio of Investments, excluding temporary investments in short-term municipal securities, are either covered by Original Issue Insurance, Secondary Market Insurance or Portfolio
Insurance, or are backed by an escrow or trust containing sufficient U.S. Government or U.S. Government agency securities, any of which ensure the timely payment of principal and interest.
The Fund may invest in “zero coupon” securities. A zero coupon security does not pay a regular interest coupon to its holders during the life of the security. Tax-exempt income to the holder of the security comes from accretion of the difference between the original purchase price of the security at issuance and the par value of the security at maturity and is effectively paid at maturity. Such securities are included in the Portfolio of Investments with a 0.000% coupon rate in their description. The market prices of zero coupon securities generally are more volatile than the market prices of securities that pay interest periodically.
(1)	All percentages shown in the Portfolio of Investments are based on net assets applicable to Common shares unless otherwise noted.
(2)	Optional Call Provisions: Dates (month and year) and prices of the earliest optional call or redemption.
There may be other call provisions at varying prices at later dates. Certain mortgage-backed securities may be subject to periodic principal paydowns.
(3)	Ratings: Using the higher of Standard & Poor's Group ("Standard & Poor's") or Moody's Investor Service,
Inc. ("Moody's") rating. Ratings below BBB by Standard & Poor's or Baa by Moody's are considered to be below investment grade.
The AAA ratings shown in the Portfolio of Investments reflect the AAA ratings on certain bonds that may be insured by AMBAC, FGIC, XLCA or MBIA as of January 31, 2008. Subsequent to January 31, 2008, at least one rating agency reduced the rating for AMBAC-insured bonds to AA and XLCA-insured and FGIC-insured bonds experienced further downgrades such that they no longer carry AAA ratings which had the effect of reducing the rating of many (if not all) of the bonds insured by those particular insurers. One or more rating agencies have placed each of these insurers on “negative credit watch”, which may presage one or more rating reductions for such insurer or insurers in the future. If one or more insurers’ ratings are reduced below AAA by these rating agencies, it would likely reduce the effective rating of many of the bonds insured by that insurer or insurers.
(4)	Investment has a maturity of more than one year, but has variable rate and demand features which qualify it as a short-term investment. The rate disclosed is that in effect at the end of the reporting period. This rate changes periodically based on market conditions or a specified market index.
(5)	Preferred Shares, at Liquidation Value as a percentage of total investments is (34.9)%.
(ETM)	Escrowed to maturity.
(IF)	Inverse floating rate investment.
(UB)	Underlying bond of an inverse floating rate trust reflected as a financing transaction pursuant to the provisions of SFAS No. 140.

Income Tax Information

The following information is presented on an income tax basis. Differences between amounts for financial statement and federal income tax purposes are primarily due to the treatment of paydown gains and losses, timing differences in recognizing taxable market discount, timing differences in recognizing certain gains and losses on investment transactions and the treatment of investments in inverse floating rate transactions subject to SFAS No.140. To the extent that differences arise that are permanent in nature, such amounts are reclassified within the capital accounts on the Statement of Assets and Liabilities presented in the annual report, based on their federal tax basis treatment; temporary differences do not require reclassification. Temporary and permanent differences do not impact the net asset value of the Fund.

At January 31, 2008, the cost of investments was $1,774,326,705.

Gross unrealized appreciation and gross unrealized depreciation of investments at January 31, 2008, were as follows:

Gross unrealized:
Appreciation	$101,978,952
Depreciation	(12,835,054)

Net unrealized appreciation (depreciation) of investments	$ 89,143,898

Item 2. Controls and Procedures.

  The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 (17 CFR 240.13a-15(b) or 240.15d-15(b)).
  There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3. Exhibits.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)), exactly as set forth below: EX-99 CERT Attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)         Nuveen Insured Municipal Opportunity Fund, Inc.

By (Signature and Title)*          /s/ Kevin J. McCarthy
                                                    Kevin J. McCarthy
                                                    Vice President and Secretary

Date         March 31, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*         /s/ Gifford R. Zimmerman
                                                   Gifford R. Zimmerman
                                                   Chief Administrative Officer (principal executive officer)

Date         March 31, 2008

By (Signature and Title)*         /s/ Stephen D. Foy
                                                   Stephen D. Foy
                                                   Vice President and Controller (principal financial officer)

Date        March 31, 2008

* Print the name and title of each signing officer under his or her signature.